Organization - Schedule of Operations of VIEs (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Revenues	¥ 216,428,374	$ 29,650,566	¥ 126,338,353	¥ 577,493,364
Net income/(loss)	91,731,395	12,567,149	39,133,539	(362,051,956)
Cash and cash equivalents	4,263,311,636		7,207,343,478	3,486,376,077	$ 584,071,299
Time and structured deposits	2,009,018,598		1,554,120,849		275,234,419
Investment in equity method investee	146,100,984		136,804,441		20,000,000
Variable Interest Entity
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Revenues	198	27	47,770,942	578,002,415
Net income/(loss)	(448,652,409)	(61,465,128)	¥ 171,107,836	¥ 221,602,406
Cash and cash equivalents	2,187,000,000				300,000,000
Restricted cash	743,000,000				102,000,000
Time and structured deposits	784,000,000				107,000,000
Investment in equity method investee	2,544,000,000				$ 349,000,000
Expected credit loss for others	¥ 367,000,000	$ 50,000,000